Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the financial statements of the Company as of December 31, 2020, were applied consistently in these financial statements.

A.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the following:

●	Inventory valuation

●	Impairment test of goodwill and intangible assets

●	Allowance for doubtful accounts

●	Revenue recognition.

B.	Income (loss) per share

The Company computes net loss per share in accordance with ASC 260, “Earnings per share”. Basic loss per share is computed by dividing net loss attributable to common stockholders by the weighted-average number of ordinary shares outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted loss per ordinary share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive.

An amount of 47,500 and 574,889 weighted average outstanding stock options and stock warrants have been excluded from the calculation of the diluted net loss per share for the period of six months ended June 30, 2021 and 2020, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive.

C.	Reclassified amounts

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications did not have a material effect on the reported results of operations, shareholder’s equity or cash flows.